Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
22.	Earnings Per Share

The computations of basic and diluted net earnings per share are as follows:

	(in thousands, except per share data)
	2014	2013	2012
Basic net earnings per share:
Basic net earnings	$713,946	$488,025	$504,619
Earnings allocated to participating securities	(2,321)	(1,919)	(1,713)

Net earnings available to common stockholders	$711,625	$486,106	$502,906

Average shares outstanding	319,838	319,077	318,172

Basic net earnings per share	$2.22	$1.52	$1.58

Diluted net earnings per share:
Diluted net earnings	$713,946	$488,025	$504,619
Earnings allocated to participating securities	(2,321)	(1,919)	(1,714)

Net earnings available to common stockholders	$711,625	$486,106	$502,905

Diluted average shares outstanding:
Basic shares outstanding	319,838	319,077	318,172
Dilutive effect of stock options and other	289	189	68

	320,127	319,266	318,240

Diluted net earnings per share	$2.22	$1.52	$1.58

The following stock options were excluded from the computation of diluted net earnings per share because their effect would have been anti-dilutive (shares in thousands):

	2014	2013	2012
Anti-dilutive stock options:
Weighted-average shares	—	137	801

Weighted-average exercise price	$—	$44.51	$42.07